Performance Management - Point Bridge America First ET	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance and the Index. The
Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.investpolitically.com.
Effective June 17, 2022, the Fund’s name changed from Point Bridge GOP Stock Tracker ETF to Point Bridge America First ETF, and the Index’s name changed from Point Bridge GOP Stock Tracker Index to Point Bridge America First Index.
In addition, the Index methodology removed a specific presidential campaign contribution screen and added a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets. Consequently, performance for periods prior to June 17, 2022 does not reflect the Fund’s current investment objective and principal investment strategy. The Fund’s performance may have differed if the Fund’s current strategy had been in place.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance and the Index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 10.94%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.88% for the quarter ended June 30, 2020, and the lowest quarterly return was -32.05% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	10.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(32.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Market Index Changed	Effective June 17, 2022, the Index’s name changed from the Point Bridge GOP Stock Tracker Index to the Point Bridge America First Index, and the Index changed its methodology to remove a specific presidential campaign contribution screen and add a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.investpolitically.com